May 2016
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Erika Forshtay
Account Administrator
312-332-7530
erika.forshtay@usbank.com
www.usbank.com/abs
190 S. LaSalle St. 7th Fl.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Sponsor:
Cantor Commercial Real Estate Lending, L.P.
Sponsor:
Citigroup Global Markets Realty Corp.
Sponsor:
Goldman Sachs Mortgage Company
Sponsor:
MC-Five Mile Commercial Mortgage Finance LLC
Sponsor:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Midland Loan Services, A Division of PNC National Bank
National Association
Special Servicer:
Midland Loan Services, A Division of PNC National Bank
National Association
Operating Advisor:
Trimont Real Estate Advisors, Inc
Payment Date:
May 12, 2016
Prior Payment:
Apr 12, 2016
Next Payment:
Jun 10, 2016
Record Date:
Apr 29, 2016
Determination Date:
May 6, 2016
First Payment Date:
Jun 12, 2015
Closing Date:
May 29, 2015
Rated Final Distribution Date:
May 12, 2025
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Loan Detail

Historical Loan Modification Report

Bond Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Historical Delinquency & Liquidation (Actual)

Delinquency Summary Report

REO Additional Detail

REO Status Report

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquent Loan Detail

Investor Notice note page

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
*Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.43900%
52,911,000.00
46,365,739.91
638,582.20
55,600.25
694,182.45
0.00
45,727,157.71
A-2
2.72600%
138,851,000.00
138,851,000.00
0.00
315,423.19
315,423.19
0.00
138,851,000.00
A-3
3.11900%
240,000,000.00
240,000,000.00
0.00
623,800.00
623,800.00
0.00
240,000,000.00
A-4
3.38200%
353,977,000.00
353,977,000.00
0.00
997,625.18
997,625.18
0.00
353,977,000.00
A-AB
3.12000%
81,051,000.00
81,051,000.00
0.00
210,732.60
210,732.60
0.00
81,051,000.00
X-A
0.91050%
969,430,000.00
962,884,739.91
0.00
730,592.53
730,592.53
0.00
962,246,157.71
X-B
0.04400%
73,071,000.00
73,071,000.00
0.00
2,679.27
2,679.27
0.00
73,071,000.00
A-S
3.77700%
102,640,000.00
102,640,000.00
0.00
323,059.40
323,059.40
0.00
102,640,000.00
100.00%
B
4.01484%
73,071,000.00
73,071,000.00
0.00
244,473.94
244,473.94
0.00
73,071,000.00
100.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.05884%
58,198,000.00
58,198,000.00
0.00
196,847.21
196,847.21
0.00
58,198,000.00
100.00%
D
3.38400%
53,989,000.00
53,989,000.00
0.00
152,248.98
152,248.98
0.00
53,989,000.00
X-D
0.67484%
53,989,000.00
53,989,000.00
0.00
30,361.83
30,361.83
0.00
53,989,000.00
E
4.05884%
23,849,000.00
23,849,000.00
0.00
80,666.16
80,666.16
0.00
23,849,000.00
F
4.05884%
20,283,000.00
20,283,000.00
0.00
68,604.63
68,604.63
0.00
20,283,000.00
G
4.05884%
39,451,775.00
39,451,775.00
0.00
133,431.67
133,431.67
0.00
39,451,775.00
S
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,238,271,775.00
1,231,726,514.91
638,582.20
4,166,146.83
4,804,729.03
0.00
1,231,087,932.71
*Note: Class S is a sole beneficiary of Excess Interest
May 2016
PAYMENT DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
3.777000%
102,640,000.00
102,640,000.00
0.00
0.00
0.00
0.00
102,640,000.00
0.00%
B
4.014845%
73,071,000.00
73,071,000.00
0.00
0.00
0.00
0.00
73,071,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
4.058845%
58,198,000.00
58,198,000.00
0.00
0.00
0.00
0.00
58,198,000.00
0.00%
Totals:
233,909,000.00
233,909,000.00
0.00
0.00
0.00
0.00
233,909,000.00
May 2016
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36250GAL9
876.29679859
12.06898755
1.05082592
13.11981346
0.00000000
864.22781104
A-2
36250GAM7
1000.00000000
0.00000000
2.27166667
2.27166667
0.00000000
1000.00000000
A-3
36250GAN5
1000.00000000
0.00000000
2.59916667
2.59916667
0.00000000
1000.00000000
A-4
36250GAP0
1000.00000000
0.00000000
2.81833333
2.81833333
0.00000000
1000.00000000
A-AB
36250GAQ8
1000.00000000
0.00000000
2.60000000
2.60000000
0.00000000
1000.00000000
X-A
36250GAR6
993.24834172
0.00000000
0.75363103
0.75363103
0.00000000
992.58962247
X-B
36250GAS4
1000.00000000
0.00000000
0.03666667
0.03666667
0.00000000
1000.00000000
A-S
36250GAT2
1000.00000000
0.00000000
3.14750000
3.14750000
0.00000000
1000.00000000
B
36250GAU9
1000.00000000
0.00000000
3.34570404
3.34570404
0.00000000
1000.00000000
PEZ
36250GAV7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
C
36250GAW5
1000.00000000
0.00000000
3.38237071
3.38237071
0.00000000
1000.00000000
D
36250GAX3
1000.00000000
0.00000000
2.82000000
2.82000000
0.00000000
1000.00000000
X-D
36250GAY1
1000.00000000
0.00000000
0.56237071
0.56237071
0.00000000
1000.00000000
E
36250GAA3
1000.00000000
0.00000000
3.38237071
3.38237071
0.00000000
1000.00000000
F
36250GAC9
1000.00000000
0.00000000
3.38237071
3.38237071
0.00000000
1000.00000000
G
36250GAE5
1000.00000000
0.00000000
3.38214606
3.38214606
0.00000000
1000.00000000
S
36250GAG0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
R
36250GAJ4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
May 2016
FACTOR DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
46,365,739.91
638,582.12
0.08
0.00
0.00
45,727,157.71
0.00
A-2
138,851,000.00
0.00
0.00
0.00
0.00
138,851,000.00
0.00
A-3
240,000,000.00
0.00
0.00
0.00
0.00
240,000,000.00
0.00
A-4
353,977,000.00
0.00
0.00
0.00
0.00
353,977,000.00
0.00
A-AB
81,051,000.00
0.00
0.00
0.00
0.00
81,051,000.00
0.00
A-S
102,640,000.00
0.00
0.00
0.00
0.00
102,640,000.00
0.00
B
73,071,000.00
0.00
0.00
0.00
0.00
73,071,000.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
58,198,000.00
0.00
0.00
0.00
0.00
58,198,000.00
0.00
D
53,989,000.00
0.00
0.00
0.00
0.00
53,989,000.00
0.00
E
23,849,000.00
0.00
0.00
0.00
0.00
23,849,000.00
0.00
F
20,283,000.00
0.00
0.00
0.00
0.00
20,283,000.00
0.00
G
39,451,775.00
0.00
0.00
0.00
0.00
39,451,775.00
0.00
Totals:
1,231,726,514.91
638,582.12
0.08
0.00
0.00
1,231,087,932.71
0.00
May 2016
PRINCIPAL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
55,600.25
0.00
0.00
0.00
0.00
55,600.25
0.00
A-2
315,423.19
0.00
0.00
0.00
0.00
315,423.19
0.00
A-3
623,800.00
0.00
0.00
0.00
0.00
623,800.00
0.00
A-4
997,625.18
0.00
0.00
0.00
0.00
997,625.18
0.00
A-AB
210,732.60
0.00
0.00
0.00
0.00
210,732.60
0.00
X-A
730,592.53
0.00
0.00
0.00
0.00
730,592.53
0.00
X-B
2,679.27
0.00
0.00
0.00
0.00
2,679.27
0.00
A-S
323,059.40
0.00
0.00
0.00
0.00
323,059.40
0.00
B
244,473.94
0.00
0.00
0.00
0.00
244,473.94
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
C
196,847.21
0.00
0.00
0.00
0.00
196,847.21
0.00
D
152,248.98
0.00
0.00
0.00
0.00
152,248.98
0.00
X-D
30,361.83
0.00
0.00
0.00
0.00
30,361.83
0.00
E
80,666.16
0.00
0.00
0.00
0.00
80,666.16
0.00
F
68,604.63
0.00
0.00
0.00
0.00
68,604.63
0.00
G
133,440.53
0.00
-8.86
8.86
0.00
133,431.67
227.90
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
4,166,155.69
0.00
-8.86
8.86
0.00
4,166,146.83
227.90
May 2016
INTEREST DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Interest
Fees
Scheduled Interest
4,182,358.41
Master Servicing Fee
11,481.08
Retained Fees
(13,431.32)
Trustee/Certificate Administrator Fees
2,771.41
Interest Adjustments
(8.85)
CREFC Intellectual Property Royalty License Fee
513.23
Deferred Interest
0.00
Operating Advisor Fee
1,437.01
Net Prepayment Shortfall
0.00
Special Servicing Fee
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
4,168,918.24
Special Serv Fee plus Adj.
0.00
Miscellaneous Fee
0.00
Principal
Scheduled Principal
638,582.12
Fee Distributions
16,202.73
Unscheduled Principal
0.08
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
638,582.20
Reimbursed for Interest on Advances
8.85
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
8.85
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
4,166,146.83
Principal Distribution
638,582.20
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
4,804,729.03
Total Collections
4,807,500.44
Total Distribution
4,807,500.44
Funds Collection
Funds Distribution
May 2016
RECONCILIATION OF FUNDS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Mortgage Loan Stated Principal Balance
P&I Advances:
Beginning Principal Balance
1,231,726,515.38
Total
Ending Principal Balance
1,231,087,933.18
P & I Advances
Not Provided
% of Cut-Off Date Principal Balance
99.42%
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
0.00
Ending Loan Count
89
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
101
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
4.0746302%
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
Controlling Class:
G
0.00
0.00
0.00
Controlling Class Representative:
DoubleLine Capital L.P.
Specially Serviced Loans that are not Delinquent
Count
Balance
0
0.00
Aggregate Realized Loss in Related Collection Period
0.00
Agg Add'l Trust Expenses in Related Collection Period
0.00
May 2016
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Stated Principal
Amount Of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Mortgage Loan Repurchased, Substituted For Or Otherwise
Liquidated Or Disposed During Related Collection Period
Mortgage Loans As to Which Related Mortgator
Is Subject Or Is Expected To Bankruptcy Proceedings
May 2016
ADDITIONAL LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

May 2016
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

May 2016
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
Recoveries /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

May 2016
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

May 2016
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (ACTUAL BALANCE)
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2016
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2015
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0.00
0
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

May 2016
Delinquency Summary Report
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
89
1,231,087,933.18
100.00%
1,231,087,933.18
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
89
1,231,087,933.18
100.00%
1,231,087,933.18
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
89
1,231,087,933.18
100.00%
1,231,087,933.18
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
89
1,231,087,933.18
100.00%
1,231,087,933.18
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Stated Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
May 2016
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

Liq Proceeds
Portion of Liq
Balance of
and Other
Proceeds in
of Excess Liq
Loan ID
Amounts Rec'd
Available Funds
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
May 2016
REO ADDITIONAL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30

May 2016
REO STATUS REPORT
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

May 2016
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

May 2016
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
0.00
0.00
0.00
0.00
-5.76
0.00
0.00
11,136,693.75
0.00
0.00
27
0.00
0.00
0.00
0.00
0.00
0.00
2.27
0.00
0.00
7,900,000.00
0.00
0.00
41
0.00
0.00
0.00
0.00
0.00
0.00
11.17
0.00
0.00
5,025,000.00
0.00
0.00
65
0.00
0.00
0.00
0.00
0.00
0.00
0.64
0.00
0.00
2,630,000.00
0.00
0.00
85
0.00
0.00
0.00
0.00
0.00
0.00
0.53
0.00
0.00
1,305,000.00
0.00
0.00
88
27,996,693.75
Count:
Totals:
5
0.00
0.00
0.00
0.00
0.00
0.00
8.85
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
8.85
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

May 2016
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

May 2016
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Mixed Use
TX
05/06/25
N
127,839,449.10
627,969.37
0.08
05/06/16
0.00
0
437,169.95
0.00
4.098
1.68
02/29/16
2
Office
WA
04/04/25
N
123,000,000.00
400,621.25
0.00
05/06/16
0.00
0
400,621.25
0.00
3.909
0.00
12/31/15
3
Lodging
TX
05/06/25
N
85,000,000.00
259,427.08
0.00
05/06/16
0.00
0
259,427.08
0.00
3.663
4.50
12/31/15
4
Lodging
XX
04/06/20
N
84,450,000.00
259,683.75
0.00
05/06/16
0.00
0
259,683.75
0.00
3.690
10.42
5
Office
MO
05/06/25
N
50,950,000.00
166,012.08
0.00
05/06/16
0.00
0
166,012.08
0.00
3.910
2.17
12/31/15
6
Multifamily
PA
10/04/24
N
33,250,000.00
122,900.31
0.00
05/06/16
0.00
0
122,900.31
0.00
4.436
1.51
12/31/15
7
Multifamily
OH
04/06/45
N
28,095,000.00
97,630.12
0.00
05/06/16
0.00
0
97,630.12
0.00
4.170
2.26
12/31/15
8
Lodging
CA
03/06/25
N
26,548,905.93
139,503.26
0.00
05/06/16
0.00
0
103,261.15
0.00
4.661
1.95
12/31/15
9
Mixed Use
CA
04/06/25
N
25,000,000.00
81,666.67
0.00
05/06/16
0.00
0
81,666.67
0.00
3.920
1.48
12/31/15
10
Retail
OH
05/06/25
N
24,563,621.15
117,059.33
0.00
05/06/16
0.00
0
78,726.25
0.00
3.840
2.10
12/31/15
11
Mixed Use
CA
04/06/20
N
24,500,000.00
82,687.50
0.00
05/06/16
0.00
0
82,687.50
0.00
4.050
1.73
12/31/15
12
Retail
NY
04/06/25
N
20,000,000.00
69,166.67
0.00
05/06/16
0.00
0
69,166.67
0.00
4.150
0.00
13
Lodging
NY
05/06/25
N
19,200,000.00
67,200.00
0.00
05/06/16
0.00
0
67,200.00
0.00
4.200
0.00
14
Retail
NY
05/06/25
N
18,000,000.00
61,950.00
0.00
05/06/16
0.00
0
61,950.00
0.00
4.130
1.63
12/31/15
15
Lodging
FL
04/04/25
N
17,664,012.29
85,246.10
0.00
05/06/16
0.00
0
57,990.50
0.00
3.934
0.00
16
Retail
CA
04/06/25
N
16,500,000.00
53,900.00
0.00
05/06/16
0.00
0
53,900.00
0.00
3.920
2.09
12/31/15
17
Multifamily
GA
04/06/25
N
16,200,000.00
52,245.00
0.00
05/06/16
0.00
0
52,245.00
0.00
3.870
2.26
12/31/15
18
Multifamily
XX
04/06/25
N
15,000,000.00
53,200.00
0.00
05/06/16
0.00
0
53,200.00
0.00
4.256
0.00
19
Multifamily
DC
05/06/25
N
13,700,000.00
47,721.67
0.00
05/06/16
0.00
0
47,721.67
0.00
4.180
1.44
12/31/15
20
Office
NJ
05/06/25
N
13,400,000.00
48,351.67
0.00
05/06/16
0.00
0
48,351.67
0.00
4.330
2.16
12/31/15
21
Multifamily
MI
04/06/25
N
13,380,000.00
46,495.50
0.00
05/06/16
0.00
0
46,495.50
0.00
4.170
2.16
09/30/15
22
Mixed Use
CA
04/04/25
N
13,000,000.00
45,933.33
0.00
05/06/16
0.00
0
45,933.33
0.00
4.240
0.42
12/31/15
23
Self Storage
CA
05/06/25
N
13,000,000.00
39,975.00
0.00
05/06/16
0.00
0
39,975.00
0.00
3.690
3.70
12/31/15
24
Multifamily
OK
04/06/25
N
12,800,000.00
45,120.00
0.00
05/06/16
0.00
0
45,120.00
0.00
4.230
2.35
09/30/15
25
Multifamily
OH
04/06/45
N
12,130,000.00
41,646.33
0.00
05/06/16
0.00
0
41,646.33
0.00
4.120
1.96
12/31/15
26
Retail
FL
05/06/25
N
12,000,000.00
44,200.00
0.00
05/06/16
0.00
0
44,200.00
0.00
4.420
0.00
27
Retail
XX
05/06/25
N
11,136,693.75
60,173.40
0.00
05/06/16
0.00
0
37,198.89
0.00
4.000
1.41
12/31/15
28
Multifamily
OH
05/06/25
N
11,200,000.00
37,986.67
0.00
05/06/16
0.00
0
37,986.67
0.00
4.070
2.41
09/30/15
29
Lodging
LA
03/06/25
N
11,100,000.00
37,555.00
0.00
05/06/16
0.00
0
37,555.00
0.00
4.060
3.06
07/31/15
30
Multifamily
MI
04/06/25
N
11,000,000.00
37,216.67
0.00
05/06/16
0.00
0
37,216.67
0.00
4.060
2.57
12/31/15
31
Retail
XX
03/06/25
N
10,765,474.17
56,816.77
0.00
05/06/16
0.00
0
42,221.94
0.00
4.700
0.00
32
Multifamily
TX
05/06/25
N
10,712,208.94
53,190.43
0.00
05/06/16
0.00
0
37,458.39
0.00
4.190
0.00
33
Retail
TN
04/06/20
N
10,762,500.00
37,668.75
0.00
05/06/16
0.00
0
37,668.75
0.00
4.200
1.42
12/31/15
34
Multifamily
TX
05/06/25
N
10,328,576.10
51,285.54
0.00
05/06/16
0.00
0
36,116.91
0.00
4.190
0.00
35
Self Storage
GA
03/06/25
N
5,936,661.99
29,939.42
0.00
05/06/16
0.00
0
21,649.53
0.00
4.370
1.59
12/31/15
36
Self Storage
GA
03/06/25
N
3,759,885.96
18,961.63
0.00
05/06/16
0.00
0
13,711.37
0.00
4.370
2.17
12/31/15
37
Multifamily
TX
05/06/25
N
9,353,432.75
48,022.28
0.00
05/06/16
0.00
0
34,968.22
0.00
4.480
1.76
12/31/15
38
Retail
IL
05/06/25
N
8,150,000.00
28,718.56
0.00
05/06/16
0.00
0
28,718.56
0.00
4.229
0.00
39
Industrial
TX
05/06/25
N
7,867,362.02
38,702.29
0.00
05/06/16
0.00
0
26,985.84
0.00
4.110
1.56
40
Retail
OH
04/06/25
N
7,851,907.77
40,139.95
0.00
05/06/16
0.00
0
29,027.65
0.00
4.430
1.39
12/31/15
41
Retail
CA
05/06/25
N
7,900,000.00
24,700.67
0.00
05/06/16
0.00
0
24,700.67
0.00
3.752
2.82
12/31/15

May 2016
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Multifamily
TX
04/06/20
N
7,674,735.17
40,514.72
0.00
05/06/16
0.00
0
30,183.10
0.00
4.713
1.61
43
Multifamily
FL
04/06/25
N
7,556,492.85
38,541.42
0.00
05/06/16
0.00
0
27,809.55
0.00
4.410
1.56
12/31/15
44
Multifamily
OH
05/06/25
N
7,500,000.00
25,503.12
0.00
05/06/16
0.00
0
25,503.12
0.00
4.081
1.81
09/30/15
45
Office
VA
04/06/25
N
7,370,169.49
37,243.18
0.00
05/06/16
0.00
0
26,626.19
0.00
4.329
1.68
12/31/15
46
Retail
KY
04/06/25
N
7,366,910.50
36,676.29
0.00
05/06/16
0.00
0
25,822.18
0.00
4.200
2.39
12/31/15
47
Retail
CA
03/06/25
N
7,200,000.00
23,640.00
0.00
05/06/16
0.00
0
23,640.00
0.00
3.940
1.45
09/30/15
48
Retail
VA
05/06/25
N
6,976,302.44
33,285.38
0.00
05/06/16
0.00
0
22,417.17
0.00
3.850
2.51
09/30/15
49
Multifamily
VA
04/06/25
N
6,800,000.00
23,207.83
0.00
05/06/16
0.00
0
23,207.83
0.00
4.096
1.19
12/31/15
50
Mobile Home
PA
05/06/25
N
6,589,224.96
32,469.59
0.00
05/06/16
0.00
0
22,681.36
0.00
4.125
1.44
09/30/15
51
Retail
CO
05/06/25
N
6,500,000.00
25,187.50
0.00
05/06/16
0.00
0
25,187.50
0.00
4.650
1.33
12/31/15
52
Office
PA
03/06/25
N
6,500,000.00
23,104.79
0.00
05/06/16
0.00
0
23,104.79
0.00
4.266
2.60
12/31/15
53
Retail
SC
05/06/25
N
6,250,000.00
22,020.83
0.00
05/06/16
0.00
0
22,020.83
0.00
4.228
2.14
12/31/15
54
Retail
CA
04/06/25
N
6,000,000.00
21,550.00
0.00
05/06/16
0.00
0
21,550.00
0.00
4.310
2.57
09/30/15
55
Multifamily
CO
05/06/25
N
5,801,991.36
28,508.70
0.00
05/06/16
0.00
0
19,853.04
0.00
4.100
2.53
09/30/15
56
Multifamily
SC
04/06/25
N
5,805,023.28
30,603.18
0.00
05/06/16
0.00
0
22,771.86
0.00
4.701
0.37
12/31/15
57
Retail
AL
04/06/25
N
5,750,000.00
18,946.25
0.00
05/06/16
0.00
0
18,946.25
0.00
3.954
3.06
12/31/15
58
Retail
SC
05/06/25
N
5,700,000.00
19,306.38
0.00
05/06/16
0.00
0
19,306.38
0.00
4.065
0.00
59
Retail
SC
05/06/25
N
5,640,000.00
18,315.90
0.00
05/06/16
0.00
0
18,315.90
0.00
3.897
0.00
60
Self Storage
MI
03/06/25
N
5,620,000.00
19,609.12
0.00
05/06/16
0.00
0
19,609.12
0.00
4.187
2.69
12/31/15
61
Retail
TX
04/06/25
N
5,307,053.07
26,908.88
0.00
05/06/16
0.00
0
19,303.28
0.00
4.359
0.00
62
Retail
GA
04/06/25
N
5,350,000.00
18,947.92
0.00
05/06/16
0.00
0
18,947.92
0.00
4.250
2.07
12/31/15
63
Self Storage
MI
03/06/25
N
5,225,000.00
18,230.90
0.00
05/06/16
0.00
0
18,230.90
0.00
4.187
2.43
12/31/15
64
Retail
NC
05/06/25
N
5,025,000.00
16,871.44
0.00
05/06/16
0.00
0
16,871.44
0.00
4.029
0.00
65
Self Storage
MI
03/06/25
N
5,025,000.00
17,533.06
0.00
05/06/16
0.00
0
17,533.06
0.00
4.187
2.31
12/31/15
66
Retail
AZ
05/06/25
N
4,915,336.09
23,870.76
0.00
05/06/16
0.00
0
16,409.33
0.00
4.000
0.00
67
Lodging
FL
04/04/25
N
4,917,133.63
25,491.97
0.00
05/06/16
0.00
0
18,682.26
0.00
4.553
2.35
12/31/15
68
Retail
NC
04/06/25
N
4,912,457.12
24,655.57
0.00
05/06/16
0.00
0
17,505.60
0.00
4.270
0.00
69
Industrial
MI
03/06/26
N
4,354,826.58
46,165.19
0.00
05/06/16
0.00
0
16,929.79
0.00
4.634
2.04
12/31/15
70
Multifamily
MI
05/06/25
N
4,577,122.97
23,285.38
0.00
05/06/16
0.00
0
16,806.54
0.00
4.400
0.00
71
Lodging
NY
05/06/20
N
4,409,807.70
26,080.26
0.00
05/06/16
0.00
0
18,089.05
0.00
4.914
0.00
72
Multifamily
MI
04/06/25
N
4,400,000.00
15,473.33
0.00
05/06/16
0.00
0
15,473.33
0.00
4.220
2.21
12/31/15
73
Retail
NC
05/06/25
N
4,136,500.73
26,453.70
0.00
05/06/16
0.00
0
14,691.76
0.00
4.250
0.00
74
Retail
AL
04/06/25
N
4,127,840.72
20,952.64
0.00
05/06/16
0.00
0
15,046.84
0.00
4.368
1.66
12/31/15
75
Mixed Use
NY
04/06/25
N
4,006,560.96
20,611.12
0.00
05/06/16
0.00
0
14,995.51
0.00
4.485
0.00
76
Office
IN
04/06/25
N
3,907,783.97
20,022.82
0.00
05/06/16
0.00
0
14,511.80
0.00
4.450
1.79
09/30/15
77
Mobile Home
PA
05/06/25
N
3,737,172.34
18,415.59
0.00
05/06/16
0.00
0
12,864.05
0.00
4.125
1.85
09/30/15
78
Retail
NC
05/06/25
N
3,340,572.95
21,363.59
0.00
05/06/16
0.00
0
11,864.84
0.00
4.250
1.29
12/31/15
79
Retail
GA
05/06/25
N
3,225,849.12
17,447.41
0.00
05/06/16
0.00
0
10,801.92
0.00
4.010
2.03
12/31/15
80
Multifamily
TX
04/06/20
N
3,191,968.68
18,238.90
0.00
05/06/16
0.00
0
13,453.01
0.00
5.050
2.89
12/31/15
81
Multifamily
NY
05/06/25
N
3,000,012.75
14,861.67
0.00
05/06/16
0.00
0
10,440.41
0.00
4.170
1.30
12/31/15
82
Mixed Use
FL
05/06/25
N
3,000,000.00
9,825.00
0.00
05/06/16
0.00
0
9,825.00
0.00
3.930
0.00

May 2016
LOAN LEVEL DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
83
Mobile Home
CO
04/06/20
N
2,948,278.01
14,934.35
0.00
05/06/16
0.00
0
10,702.85
0.00
4.350
1.64
12/31/15
84
Retail
KY
05/06/25
N
2,757,981.49
14,387.53
0.00
05/06/16
0.00
0
10,632.68
0.00
4.620
1.45
12/31/15
85
Self Storage
MI
03/06/25
N
2,630,000.00
9,176.51
0.00
05/06/16
0.00
0
9,176.51
0.00
4.187
2.81
12/31/15
86
Self Storage
CA
05/06/25
N
2,350,000.00
9,027.92
0.00
05/06/16
0.00
0
9,027.92
0.00
4.610
2.38
12/31/15
87
Retail
NC
05/06/25
N
2,227,781.17
14,348.75
0.00
05/06/16
0.00
0
8,073.32
0.00
4.337
0.00
88
Self Storage
MI
03/06/25
N
1,305,000.00
4,553.36
0.00
05/06/16
0.00
0
4,553.36
0.00
4.187
2.83
12/31/15
89
Multifamily
MI
04/06/25
N
1,179,351.16
5,980.81
0.00
05/06/16
0.00
0
4,291.12
0.00
4.360
0.00
1,231,087,933.18
4,820,940.53
0.08
0.00
89
Totals:
Count:
4,182,358.41
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

May 2016
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

May 2016
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
0M to 4.9M
25
$87,319,224.10
7.09%
5M to 9.9M
30
$197,592,267.65
16.05%
10M to 14.9M
16
$190,415,452.96
15.47%
15M to 19.9M
6
$102,564,012.29
8.33%
20M to 24.9M
3
$69,063,621.15
5.61%
25M to 29.9M
3
$79,643,905.93
6.47%
30M to 34.9M
1
$33,250,000.00
2.70%
50M to 54.9M
1
$50,950,000.00
4.14%
80M to 84.9M
1
$84,450,000.00
6.86%
85M to 89.9M
1
$85,000,000.00
6.90%
120M to 124.9M
1
$123,000,000.00
9.99%
125M to 129.9M
1
$127,839,449.10
10.38%
Total
89
$1,231,087,933.18
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.500% - 3.740%
3
$182,450,000.00
14.82%
3.750% - 3.990%
13
$310,343,935.88
25.21%
4.000% - 4.240%
38
$485,018,287.03
39.40%
4.250% - 4.490%
24
$173,999,853.64
14.13%
4.500% - 4.740%
9
$71,674,080.25
5.82%
4.750% - 4.990%
1
$4,409,807.70
0.36%
5.000% - 5.240%
1
$3,191,968.68
0.26%
Total
89
$1,231,087,933.18
100.00%
Gross Rate
Total Weighted Average Rate: 4.07%

May 2016
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
TEXAS
9
$267,274,785.83
21.71%
CALIFORNIA
10
$141,998,905.93
11.53%
WASHINGTON
1
$123,000,000.00
9.99%
VARIOUS
4
$121,352,167.92
9.86%
OHIO
6
$91,340,528.92
7.42%
NEW YORK
6
$68,616,381.41
5.57%
MICHIGAN
11
$58,696,300.71
4.77%
MISSOURI
1
$50,950,000.00
4.14%
PENNSYLVANIA
4
$50,076,397.30
4.07%
FLORIDA
5
$45,137,638.77
3.67%
GEORGIA
5
$34,472,397.07
2.80%
SOUTH CAROLINA
4
$23,395,023.28
1.90%
VIRGINIA
3
$21,146,471.93
1.72%
NORTH CAROLINA
5
$19,642,311.97
1.60%
COLORADO
3
$15,250,269.37
1.24%
DISTRICT OF COLUMBIA
1
$13,700,000.00
1.11%
NEW JERSEY
1
$13,400,000.00
1.09%
OKLAHOMA
1
$12,800,000.00
1.04%
LOUISIANA
1
$11,100,000.00
0.90%
TENNESSEE
1
$10,762,500.00
0.87%
KENTUCKY
2
$10,124,891.99
0.82%
ALABAMA
2
$9,877,840.72
0.80%
ILLINOIS
1
$8,150,000.00
0.66%
ARIZONA
1
$4,915,336.09
0.40%
INDIANA
1
$3,907,783.97
0.32%
Total
89
$1,231,087,933.18
100.00%
Geographic Distribution by State

May 2016
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
Industrial
2
$12,222,188.60
0.99%
Lodging
8
$253,289,859.55
20.57%
Mixed Use
6
$197,346,010.06
16.03%
Mobile Home Park
3
$13,274,675.31
1.08%
Multifamily
24
$254,635,916.01
20.68%
Office
6
$205,127,953.46
16.66%
Retail
31
$250,339,782.24
20.33%
Self Storage
9
$44,851,547.95
3.64%
Total
89
$1,231,087,933.18
100.00%
Property Type
Count
Balance ($)
%
12 - 14
87
$1,187,072,459.01
96.42%
15 - 17
1
$10,765,474.17
0.87%
18 - 20
1
$33,250,000.00
2.70%
Total
89
$1,231,087,933.18
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 13

May 2016
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
45 - 47
6
$133,527,481.86
10.85%
48 - 50
1
$4,409,807.70
0.36%
99 - 101
1
$33,250,000.00
2.70%
105 - 107
42
$507,993,624.86
41.26%
108 - 110
38
$547,552,192.18
44.48%
117 - 119
1
$4,354,826.58
0.35%
Total
89
$1,231,087,933.18
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 101
Count
Balance ($)
%
0.000% - 0.49
2
$18,805,023.28
1.53%
1.000% - 1.49
12
$104,638,893.67
8.50%
1.500% - 1.99
17
$310,248,284.34
25.20%
2.000% - 2.49
20
$239,313,226.94
19.44%
2.500% - 2.99
10
$56,925,262.48
4.62%
3.000% - 3.49
2
$16,850,000.00
1.37%
3.500% - 3.99
1
$13,000,000.00
1.06%
4.500% - 4.99
1
$85,000,000.00
6.90%
10.00% - 10.4
1
$84,450,000.00
6.86%
Not Avail.
23
$301,857,242.47
24.52%
Total
89
$1,231,087,933.18
100.00%
DSCR
Total Weighted Average DSCR: 2.21

May 2016
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Count
Balance ($)
%
Amortizing Balloon
38
$390,599,058.65
31.73%
Full Amortizing
1
$4,354,826.58
0.35%
Other
50
$836,134,047.95
67.92%
Total
89
$1,231,087,933.18
100.00%
Amortization Type

May 2016
DELINQUENT LOAN DETAIL
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Loan ID
Paid Thru
Date
Current
P&I
Advances**
Outstanding
P&I
Advances***
Outstanding
Servicing
Advances
Loan
Status
Code*
Special
Servicer
Transfer Date
Foreclosure
Date
Bankruptcy
Date
Reo
Date
Resolution
Strategy Code
Totals:
Count:
* Loan Status: A = Payment not received but still in grace period;
B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent;
2 = 60-89 Days Delinquent;3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent.
** Current advances are not provided but are derived from information received from the Servicer
***Outstanding P&I Advances include the current period P&I Advances and may include Servicer Advances.
**** Resolution Strategy Code
1 - Modification 2 - Foreclosure 3 - Bankruptcy 4 - Extension 5 - Note Sale
6 - DPO 7 - REO 8 - Resolved 9 - Pending Return to Master Servicer
10 - Deed in lieu of Foreclosure 11- Full Payoff 12 - Reps and Warranties
13 - Other or TBD

May 2016
Investor Notice
GS Mortgage Securities Trust 2015-GC30,
Commercial Mortgage Pass-Through Certificates, Series 2015-GC30
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.